Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended	37 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	5.53%	2.75%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	6.14%	2.94%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	8.34%	4.19%
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.53%	4.26%
PGIM ESG Total Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	8.71%		(3.08%)
PGIM ESG Total Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	10.39%		(2.81%)
PGIM ESG Total Return Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	12.66%		(1.78%)
PGIM ESG Total Return Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.78%		(1.67%)
PGIM Short Duration Multi-Sector Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	5.84%			1.52%		2.04%
PGIM Short Duration Multi-Sector Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	6.47%			1.12%		1.46%
PGIM Short Duration Multi-Sector Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	8.65%			2.25%		2.58%
PGIM Short Duration Multi-Sector Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.74%			2.32%		2.61%
PGIM Total Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	8.62%			(0.71%)		1.65%
PGIM Total Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	10.46%			(0.79%)		1.24%
PGIM Total Return Bond Fund Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	11.98%			(0.31%)		1.73%
PGIM Total Return Bond Fund Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	12.51%			0.20%		2.26%
PGIM Total Return Bond Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	12.15%			(0.19%)	1.19%
PGIM Total Return Bond Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	12.43%			0.06%	1.44%
PGIM Total Return Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.71%			0.31%		2.36%
Without Sales Load [Member] | PGIM ESG Short Duration Multi-Sector Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	7.96%	3.71%
Without Sales Load [Member] | PGIM ESG Short Duration Multi-Sector Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	7.14%	2.94%
Without Sales Load [Member] | PGIM ESG Total Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	12.36%		(2.04%)
Without Sales Load [Member] | PGIM ESG Total Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	11.39%		(2.81%)
Without Sales Load [Member] | PGIM Short Duration Multi-Sector Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	8.28%			1.98%		2.27%
Without Sales Load [Member] | PGIM Short Duration Multi-Sector Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	7.47%			1.12%		1.46%
Without Sales Load [Member] | PGIM Total Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	12.28%			(0.05%)		1.99%
Without Sales Load [Member] | PGIM Total Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	11.46%			(0.79%)		1.24%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55% [1]	1.09% [1]	(2.15%)	(0.23%) [1]	1.08%	1.49% [1]
Bloomberg US Government/Credit 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit 1-3 Year Index
Average Annual Return, Percent	6.25%	2.90%		1.51%		1.56%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.